EMPLOYEE BENEFITS OBLIGATIONS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EMPLOYEE BENEFITS OBLIGATIONS [abstract]
Employee benefits obligations	¥ 26,345	¥ 28,389	¥ 30,745
Less: current portion included in accruals and other payables (Note 28)	(26,345)	(28,389)
Noncurrent provisions for employee benefits	¥ 0	¥ 0